Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in associates

At
	30 Jun 2018			31 Dec 2017
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.2	17.9	10.8	18.3	18.1	10.5

Principal associates of HSBC
	At
	30 Jun 2018		31 Dec 2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	17,890	10,830	18,057	10,491
The Saudi British Bank	3,568	5,048	3,618	4,320

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Sensitivity of VIU to reasonably possible changes in key assumptions
The following changes to each key assumption on its own used in the VIU calculation would be necessary to reduce headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	Decrease by 13 basis points
• Long-term asset growth rate	Increase by 11 basis points
• Discount rate	Increase by 15 basis points
• Loan impairment charge as a percentage of customer advances	Increase by 2 basis points
• Risk-weighted assets as a percentage of total assets	Increase by 74 basis points
• Cost-income ratio	Increase by 50 basis points